Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets
Schedule of intangible assets

		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2023
Opening net book amount	32,999	921	—	3,350	37,270
Additions	—	215	—	—	215
Disposal of subsidiaries	—	(30)	—	—	(30)
Amortisation	—	(347)	—	(227)	(574)
Closing net book amount	32,999	759	—	3,123	36,881
At 31 December 2023
Cost	54,213	12,809	9,585	5,040	81,647
Accumulated Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(8,096)	(9,585)	(1,198)	(18,879)
Net book amount	32,999	759	—	3,123	36,881

Year ended 31 December 2024
Opening net book amount	32,999	759	—	3,123	36,881
Additions	—	330	—	—	330
Amortisation	—	(345)	—	(282)	(627)
Closing net book amount	32,999	744	—	2,841	36,584
At 31 December 2024
Cost	54,213	13,139	9,585	5,040	81,977
Accumulated Impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(8,441)	(9,585)	(1,480)	(19,506)
Net book amount	32,999	744	—	2,841	36,584

Note:	Goodwill of RMB32,999,000 in 2023 and 2024. The subsidiaries are principally engaged in the provision of non-surgical aesthetic treatments and surgical aesthetic treatments in the PRC.

Schedule of estimated growth rates used for cash flow projections

	2023	2024
Annual compound revenue growth rate	6.0% ~ 10.0%	6.0% ~ 20.0%
Annual gross profit ratio	47.0% ~ 62.0%	26.0% ~ 57.0%
Discount rate	5.7%	4.34%